Business Segment Information - Amounts of Consolidated Revenue, Expense, Tax and Assets (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting, Measurement Disclosures [Abstract]
Number of operating segments | segment			4
Segment Reporting Information [Line Items]
Net interest income			$ 1,220,317	$ 842,314	$ 729,084
Provision/(provision credit) for loan losses			7,000	0	11,000
Noninterest income			722,788	490,219	552,441
Noninterest expense			1,221,996	1,023,661	925,204
Income/(loss) before income taxes			714,109	308,872	345,321
Provision/(benefit) for income taxes (Note 15)			157,602	131,892	106,810
Net income/(loss)			556,507	176,980	238,511
Average assets			40,225,459	29,924,813	27,427,227
Depreciation and amortization			59,125	70,924	64,673
Expenditures for long-lived assets			38,166	287,642	62,554
Regional Banking
Segment Reporting Information [Line Items]
Net interest income			1,202,317	846,620	742,131
Provision/(provision credit) for loan losses			25,277	21,341	38,886
Noninterest income			309,308	258,627	248,996
Noninterest expense			824,740	626,304	612,983
Income/(loss) before income taxes			661,608	457,602	339,258
Provision/(benefit) for income taxes (Note 15)			155,471	163,547	121,304
Net income/(loss)			506,137	294,055	217,954
Average assets			28,470,388	19,507,765	17,137,709
Depreciation and amortization			29,681	43,061	38,896
Expenditures for long-lived assets			34,212	274,059	51,442
Fixed Income
Segment Reporting Information [Line Items]
Net interest income			35,715	18,065	10,802
Noninterest income			164,767	217,082	269,344
Noninterest expense			191,504	208,921	227,936
Income/(loss) before income taxes			8,978	26,226	52,210
Provision/(benefit) for income taxes (Note 15)			1,560	8,717	18,722
Net income/(loss)			7,418	17,509	33,488
Average assets			3,299,117	2,543,151	2,364,130
Depreciation and amortization			9,724	8,737	5,770
Expenditures for long-lived assets			755	2,499	2,019
Corporate
Segment Reporting Information [Line Items]
Net interest income			(64,140)	(59,383)	(66,215)
Noninterest income			239,252	8,878	20,453
Noninterest expense			177,829	144,258	63,577
Income/(loss) before income taxes			(2,717)	(194,763)	(109,339)
Provision/(benefit) for income taxes (Note 15)			(10,856)	(47,989)	(57,698)
Net income/(loss)			8,139	(146,774)	(51,641)
Average assets			7,092,078	6,367,268	6,037,624
Depreciation and amortization			25,564	18,726	19,610
Expenditures for long-lived assets			2,302	9,161	8,947
(Gain)/loss on securities		$ 14,300		14,300
Non-Strategic
Segment Reporting Information [Line Items]
Net interest income			46,425	37,012	42,366
Provision/(provision credit) for loan losses			(18,277)	(21,341)	(27,886)
Noninterest income			9,461	5,632	13,648
Noninterest expense			27,923	44,178	20,708
Income/(loss) before income taxes			46,240	19,807	63,192
Provision/(benefit) for income taxes (Note 15)			11,427	7,617	24,482
Net income/(loss)			34,813	12,190	38,710
Average assets			1,363,876	1,506,629	1,887,764
Depreciation and amortization			(5,844)	400	397
Expenditures for long-lived assets			897	$ 1,923	$ 146
Visa Class B Shares
Segment Reporting Information [Line Items]
Gain on sale of investments	$ 212,900		$ 212,900